UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0266

Tri-Continental Corporation
(Exact name of Registrant as specified in charter)

50606 Ameriprose Financial Center
Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Tri-Continental Corporation
Portfolio of Investments (unaudited)	March 31, 2009

	Shares or
	Principal Amount		Value
COMMON STOCKS 98.2%

AEROSPACE AND
DEFENSE 1.0%
Boeing Company	67,909	shs.	$2,416,201
General Dynamics Corporation	68,387		2,844,215
United Technologies Corporation	37,005		1,590,475
			6,850,891

AIR FREIGHT AND
LOGISTICS 0.2%
C.H. Robinson Worldwide, Inc.	26,764		1,220,706

AIRLINES 0.1%
Southwest Airlines Co.	123,560		782,135

AUTO COMPONENTS 0.2%
Johnson Controls, Inc.	136,811		1,641,732

BEVERAGES 3.8%
Brown-Forman Corporation
(Class B)	20,369		790,928
Coca-Cola Company (The)	269,870		11,860,787
PepsiCo, Inc.	286,843		14,766,678
			27,418,393

BIOTECHNOLOGY 2.8%
Amgen Inc.*	285,235		14,124,837
Celgene Corporation*	37,890		1,682,316
Cephalon, Inc.	17,339		1,180,786
Gilead Sciences, Inc.*	63,714		2,951,232
			19,939,171

BUILDING PRODUCTS 0.2%
Masco Corporation	173,038		1,207,805

CAPITAL MARKETS 2.1%
Charles Schwab Corporation	119,572		1,853,366
Goldman Sachs Group, Inc. (The)	16,649		1,765,127
Morgan Stanley	405,709		9,237,994
State Street Corporation	61,120		1,881,274
			14,737,761

CHEMICALS 1.6%
Dow Chemical Company	950,569		8,013,297
E. I. du Pont de Nemours
and Company	70,716		1,579,088
PPG Industries, Inc.	43,664		1,611,202
			11,203,587

COMMERCIAL BANKS 1.3%
BB&T Corporation	127,103		2,150,583
Comerica Incorporated	50,712		928,537
Fifth Third Bancorp	253,453		740,083
KeyCorp	123,471		971,717
Marshall & Ilsley Corporation	140,663		791,933
People’s United Financial, Inc.	50,052		899,434
SunTrust Banks, Inc.	109,671		1,287,538
Wells Fargo & Company	93,945		1,337,777
			9,107,602

COMMERCIAL SERVICES
AND SUPPLIES 0.6%
Republic Services, Inc.	81,844		1,403,625
Waste Management, Inc.	125,535		3,213,696
			4,617,321

COMMUNICATIONS
EQUIPMENT 2.1%
Cisco Systems, Inc.*	217,878		3,653,814
Corning Incorporated	326,269		4,329,590
Motorola, Inc.	406,815		1,720,827
QUALCOMM Inc.	137,914		5,366,234
			15,070,465

COMPUTERS AND
PERIPHERALS 3.9%
Dell Inc.*	351,031		3,327,774
International Business Machines
Corporation	232,905		22,566,165
Lexmark International Inc.
(Class A)*	64,655		1,090,730
QLogic Corp.*	74,089		823,870
			27,808,539

CONSTRUCTION AND
ENGINEERING 0.1%
Fluor Corporation	25,350		875,842

CONSUMER FINANCE 0.4%
American Express Company	29,059		396,074
Capital One Financial
Corporation	110,776		1,355,898
Discover Financial Services	99,564		628,249
SLM Corporation*	129,265		639,862
			3,020,083

DISTRIBUTORS 0.1%
Genuine Parts Company	29,421		878,511

DIVERSIFIED CONSUMER
SERVICES 1.1%
H&R Block, Inc.	292,301		7,769,361

DIVERSIFIED FINANCIAL
SERVICES 2.7%
Bank of America Corporation	1,472,802		10,044,510
CIT Group Inc.	137,161		390,909
Citigroup Inc.	2,617,393		6,622,004
JPMorgan Chase & Co.	142,636		2,594,549
			19,651,972

DIVERSIFIED
TELECOMMUNICATION
SERVICES 0.1%
Frontier Communications
Corporation	80,589		578,629

ELECTRIC UTILITIES 0.7%
FirstEnergy Corp.	45,940		1,773,284
Southern Company	109,694		3,358,830
			5,132,114

ELECTRICAL EQUIPMENT 0.3%
Emerson Electric Co.	68,399		1,954,843

ELECTRONIC EQUIPMENT,
INSTRUMENTS AND
COMPONENTS 0.3%
FLIR Systems, Inc.	39,880		816,742
Jabil Circuit, Inc.	166,965		928,325
Tyco Electronics Ltd.	62,962		695,100
			2,440,167

ENERGY EQUIPMENT
AND SERVICES 2.1%
Baker Hughes Incorporated	67,743		1,934,063
BJ Services Company	96,118		956,374
ENSCO International
Incorporated	65,568		1,730,995
Halliburton Company	202,292		3,129,457
Nabors Industries Ltd.*	94,703		946,083
National Oilwell Varco Inc.	76,799		2,204,899
Noble Corporation	62,178		1,497,868
Weatherford International Ltd.*	263,152		2,913,093
			15,312,832

FOOD AND STAPLES
RETAILING 5.9%
Sysco Corporation	75,211		1,714,811
Wal-Mart Stores, Inc.	739,830		38,545,143
Walgreen Company	82,882		2,151,617
			42,411,571

FOOD PRODUCTS 1.8%
General Mills, Inc.	177,518		8,854,598
J. M. Smucker Company	26,839		1,000,290
Kellogg Company	42,466		1,555,530
Sara Lee Corporation	178,073		1,438,830
			12,849,248

HEALTH CARE EQUIPMENT
AND SUPPLIES 0.6%
Becton Dickinson & Company	27,125		1,823,885
Covidien Limited	83,527		2,776,437
			4,600,322

HEALTH CARE PROVIDERS
AND SERVICES 0.8%
Cardinal Health, Inc.	57,345		1,805,221
CIGNA Corporation	125,553		2,208,477
DaVita, Inc.	14,798		650,372
Quest Diagnostics Inc.	22,724		1,078,936
UnitedHealth Group
Incorporated	14,829		310,371
			6,053,377

HOTELS, RESTAURANTS
AND LEISURE 1.8%
McDonald’s Corporation	236,932		12,929,379

HOUSEHOLD DURABLES 0.1%
Leggett & Platt, Incorporated	56,843		738,391

HOUSEHOLD PRODUCTS 3.0%
Kimberly-Clark Corporation	35,420		1,633,216
Procter & Gamble
Company (The)	425,397		20,031,945
			21,665,161

INDEPENDENT POWER
PRODUCERS AND
ENERGY TRADERS 0.1%
Constellation Energy Group Inc.	35,925		742,211

INDUSTRIAL
CONGLOMERATES 2.3%
3M Company	83,858		4,169,420
General Electric Company	858,792		8,682,387
Tyco International Ltd.	197,708		3,867,168
			16,718,975

INSURANCE 4.6%
Aflac, Inc.	55,592		1,076,261
Allstate Corporation	437,131		8,371,059
AON Corporation	41,732		1,703,500
Chubb Corporation	59,901		2,535,010
Hartford Financial Services
Group, Inc.	61,987		486,598
Lincoln National Corporation	49,430		330,687
Marsh & McLennan
Companies, Inc.	227,891		4,614,793
MetLife, Inc.	37,621		856,630
Progressive Corporation	393,088		5,283,103
Prudential Financial, Inc.	31,793		604,703
Torchmark Corporation	41,023		1,076,033
Travellers Companies, Inc.	152,125		6,182,360
			33,120,737

IT SERVICES 1.5%
Affiliated Computer
Services Inc.*	28,552		1,367,355
Automatic Data Processing, Inc.	103,230		3,629,567
Mastercard Inc. (Class A)	15,243		2,552,898
Paychex, Inc.	68,965		1,770,332
Western Union Company	137,733		1,731,304
			11,051,456

LEISURE EQUIPMENT
AND PRODUCTS 0.4%
Hasbro, Inc.	62,061		1,555,869
Mattel, Inc.	120,930		1,394,323
			2,950,192

MACHINERY 0.8%
Cummins, Inc.	36,900		939,105
Dover Corporation	32,990		870,276
Illinois Tool Works Inc.	67,069		2,069,079
Ingersoll-Rand Company Ltd.
(Class A)	108,637		1,499,191
			5,377,651

MEDIA 2.0%
CBS Corp. (Class B)	202,002		775,688
Comcast Corporation (Class A)	803,105		10,954,352
DIRECTV Group Inc.*	82,626		1,883,047
Gannett Co., Inc.	234,802		516,564
			14,129,651

METALS AND MINING 0.7%
Alcoa Inc.	60,562		444,525
Freeport-McMoRan Copper &
Gold, Inc.	28,588		1,089,489
Nucor Corporation	75,837		2,894,698
United States Steel Corporation	30,531		645,120
			5,073,832

MULTI-UTILITIES 0.1%
PG&E Corporation	26,013		994,217

MULTILINE RETAIL 0.5%
Family Dollar Stores Inc.	71,498		2,385,888
Kohl’s Corporation*	27,584		1,167,355
			3,553,243

OFFICE ELECTRONICS 0.1%
Xerox Corporation	123,011		559,700

OIL, GAS AND
CONSUMABLE FUELS 13.6%
Apache Corporation	63,178		4,049,078
Chesapeake Energy Corporation	98,597		1,682,065
Chevron Corporation	631,656		42,472,549
ConocoPhillips Company	257,806		10,095,683
CONSOL Energy Inc.	27,241		687,563
EOG Resources, Inc.	46,999		2,573,665
Exxon Mobil Corporation	99,497		6,775,746
Hess Corporation	53,467		2,897,911
Marathon Oil Corporation	160,201		4,211,684
Murphy Oil Corporation	34,239		1,532,880
Noble Energy, Inc.	33,557		1,808,051
Occidental Petroleum
Corporation	183,689		10,222,293
Peabody Energy Corporation	52,438		1,313,048
Southwestern Energy Company*	77,135		2,290,138
Spectra Energy Corporation	164,959		2,332,520
Sunoco, Inc.	24,149		639,466
Valero Energy Corporation	109,961		1,968,302
			97,552,642

PHARMACEUTICALS 13.2%
Abbott Laboratories	36,220		1,727,694
Eli Lilly & Company	102,782		3,433,947
Forest Laboratories, Inc.*	114,465		2,513,651
Johnson & Johnson	671,478		35,319,743
King Pharmaceuticals, Inc.	191,692		1,355,262
Merck & Co. Inc.	234,337		6,268,515
Pfizer Inc.	2,293,822		31,241,856
Schering-Plough Corporation	352,988		8,312,867
Wyeth	112,068		4,823,407
			94,996,942

REAL ESTATE
INVESTMENT TRUSTS 0.4%
Equity Residential	71,249		1,307,419
Public Storage	24,038		1,328,099
			2,635,518

ROAD AND RAIL 2.6%
Burlington Northern Santa Fe
Corporation	58,604		3,525,031
CSX Corporation	118,556		3,064,673
Norfolk Southern Corporation	179,084		6,044,085
Union Pacific Corporation	154,292		6,342,944
			18,976,733

SEMICONDUCTORS AND
SEMICONDUCTOR
EQUIPMENT 2.7%
Altera Corporation	130,779		2,295,171
Intel Corporation	743,067		11,183,158
Linear Technology Corporation	81,841		1,880,706
MEMC Electronic
Materials, Inc.*	75,552		1,245,852
Microchip Technology
Incorporated	48,510		1,027,927
Xilinx, Inc.	83,265		1,595,357
			19,228,171

SOFTWARE 3.6%
BMC Software Inc.*	17,722		584,826
Intuit Inc.	30,777		830,979
Macrovision Solutions
Corporation*	1,189,153		21,155,032
Symantec Corporation*	214,023		3,197,504
			25,768,341

SPECIALTY RETAIL 4.9%
Abercrombie & Fitch Co.
(Class A)	42,922		1,021,544
AutoZone, Inc.	8,613		1,400,646
Bed Bath & Beyond Inc.*	79,348		1,963,863
Gap, Inc.	83,665		1,086,808
Home Depot, Inc.	1,028,999		24,243,216
Lowe’s Companies, Inc.	223,008		4,069,896
Sherwin-Williams Company	32,719		1,700,406
			35,486,379

TEXTILES, APPAREL AND
LUXURY GOODS 0.6%
Coach, Inc.*	105,340		1,759,178
NIKE, Inc.	35,317		1,656,014
VF Corporation	19,467		1,111,760
			4,526,952

Altria Group, Inc.	446,561		7,153,907

TRADING COMPANIES AND
DISTRIBUTORS 0.2%
W.W. Grainger Inc.	14,908		1,046,243

WIRELESS
TELECOMMUNICATION
SERVICES 0.5%
Sprint Nextel Corporation*	933,158		3,331,374
TOTAL COMMON STOCKS			705,442,978

LIMITED
PARTNERSHIP†
WCAS Capital
Partners II, L.P.	$4,292,803		1,893,126

SHORT-TERM
HOLDINGS 1.5%

EQUITY-LINKED NOTES†† 0.4%
Lehman Brothers:
53.51%, 9/14/2008 (a)**	14,844,000		1,188,292
39.5%, 10/2/2008 (b)**	14,844,000		1,471,337
TOTAL EQUITY LINKED
NOTES			2,659,629

MONEY MARKET FUND 1.1%
SSgA U.S. Treasury Money
Market Fund	8,263,970	shs.	8,263,970
TOTAL SHORT-TERM
HOLDINGS			10,923,599

TOTAL
INVESTMENTS 100.0%			718,259,703

OTHER ASSETS LESS
LIABILITIES 0.0%			314,096

NET INVESTMENT
ASSETS 100.0%			$718,573,799

At March 31, 2009, the cost of investments for federal income tax purposes was $1,005,874,401. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $14,633,206 and $302,247,904, respectively. Net unrealized depreciation was $287,614,698.

*	Non-income producing security.

**	Security in default and non-income producing.

†	At March 31, 2009, Tri-Continental Corporation owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2009, was as follows:

Investment	Acquisition Dates	Cost	Value
WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,292,803	$1,893,126

††	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows: The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a) Delta Air Lines, Inc., Intel Corporation and Mylan Inc.

(b) Health Net, Inc., Kohl's Corporation and Prudential Financial, Inc.

ADR — American Depositary Receipts.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by RiverSource Investments, LLC (“RiverSource” or the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other investment companies to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Fair Value Measurements — Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Corporation’s investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Corporation’s own assumptions in determining fair value). Observable inputs are those based on market data obtained from sources independent of the Corporation, and unobservable inputs reflect the Corporation’s own assumptions based on the best information available. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Corporation’s investments and other financial instruments as of March 31, 2009, based on the level of inputs used:

				Other Financial
		Valuation Inputs	Investments	Instruments*
Level 1	—	Quoted Prices in Active Markets for
		Identical Investments	$713,706,948	$—
Level 2	—	Other Significant Observable Inputs	2,659,629	(62,833)
Level 3	—	Significant Unobservable Inputs	1,893,126	—
		Total	$718,259,703	$(62,833)

*	Represents futures, which are not reflected in the Portfolio of Investments and which are valued at the net unrealized appreciation (depreciation) on futures.

As required by SFAS 157, the following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used to determine the fair value of investments classified as Level 3 at either the beginning or end of the period:

Balance as of December 31, 2008	$1,893,126
Net change in unrealized depreciation	—
Balance as of March 31, 2009	$1,893,126
Net change in unrealized depreciation from
investments still held as of March 31, 2009	$—

Risk — To the extent that the Corporation invests a substantial percentage of its assets in an industry, the Corporation’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Corporation’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.